Consolidated Balance Sheets [Parenthetical]	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,888,902	2,888,902
Common stock, shares outstanding	2,835,403	2,826,796
Treasury stock, shares	53,499	62,106